PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 1,833	$ 908
Additions	537	914
Depreciation charge	(283)	(141)
Translation differences	129	6
Property and equipment at end of period	2,216	1,687
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	3,690	2,566
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(1,474)	(879)
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,319	802
Additions	445	699
Depreciation charge	(245)	(129)
Translation differences	104	9
Property and equipment at end of period	1,623	1,381
COMPUTER AND OFFICE EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	2,844	2,124
COMPUTER AND OFFICE EQUIPMENT | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(1,221)	(743)
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	514	106
Additions	92	215
Depreciation charge	(38)	(12)
Translation differences	25	(3)
Property and equipment at end of period	593	306
LEASEHOLD IMPROVEMENTS | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	846	442
LEASEHOLD IMPROVEMENTS | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (253)	$ (136)